Summary of the Fund
INVESTMENT OBJECTIVE
Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.
Annual Fund Operating Expenses		Seligman Global Technology Portfolio	Seligman Global Technology Portfolio Class 1	Seligman Global Technology Portfolio Class 2
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2
Management fees			0.95%	0.95%
Distribution and/or service (12b-1) fees			none	0.25%
Other expenses			2.70%	2.70%
Total annual fund operating expenses			3.65%	3.90%
Less: Fee waiver/expense reimbursement	[2]		(2.66%)	(2.66%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.99%	1.24%
[1]	The expense ratios are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.99% for Class 1 and 1.24% for Class 2.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Seligman Global Technology Portfolio (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class 1	Class 1	101	871	1,662	3,737
Class 2	Class 2	126	945	1,782	3,957

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which Columbia Management Investment Advisers, LLC (the investment manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The Fund is new as of the date of this prospectus and therefore performance information is not available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 18, 2011
Registrant Name	dei_EntityRegistrantName	RiverSource Variable Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 18, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Seligman Global Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seligman Global Technology Portfolio (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	rsvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	rsvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which Columbia Management Investment Advisers, LLC (the investment manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries.

Small and Mid-sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	rsvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Seligman Global Technology Portfolio | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.65%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	871
5 Years	rr_ExpenseExampleYear05	1,662
10 Years	rr_ExpenseExampleYear10	3,737
Seligman Global Technology Portfolio | Class 2
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.90%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,782
10 Years	rr_ExpenseExampleYear10	3,957

[1]	The expense ratios are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.99% for Class 1 and 1.24% for Class 2.